Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - Consumer [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 291,403,176	$ 261,786,280
Gross carrying amount, ending balance	275,758,447	291,403,176
Expected credit loss allowance, beginning balance	11,872,050	7,102,697
Expected credit loss allowance related to sundry debtors, ending balance	5,835,810	11,872,050
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	263,050,631	195,655,871
Expected credit loss allowance	6,776,037	9,308,334
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(137,106,726)	(85,225,372)
Expected credit loss allowance	(9,271,473)	(815,639)
Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,112,785)	(2,563,533)
Expected credit loss allowance	(567,958)	(1,147,273)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(140,475,849)	(78,250,070)
Expected credit loss allowance	(2,972,846)	(2,576,069)
Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	272,384,223	230,252,301
Gross carrying amount, ending balance	264,058,234	272,384,223
Expected credit loss allowance, beginning balance	6,990,134	2,357,693
Expected credit loss allowance related to sundry debtors, ending balance	2,806,382	6,990,134
Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	256,847,227	185,109,070
Expected credit loss allowance	5,719,840	6,613,034
Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(128,290,490)	(72,746,260)
Expected credit loss allowance	(6,973,972)	546,742
Stage 1 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,597,845	13,033,730
Expected credit loss allowance	1,274,440	1,157,211
Stage 1 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(5,955,494)	(6,906,088)
Expected credit loss allowance	(281,697)	(114,521)
Stage 1 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,858,159)	(1,667,645)
Expected credit loss allowance	(2,475,564)	(1,069,271)
Stage 1 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(151,340)	(53,800)
Expected credit loss allowance	(17,182)	(2,530)
Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(134,515,578)	(74,637,085)
Expected credit loss allowance	(1,429,617)	(2,498,224)
Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	16,804,351	26,431,578
Gross carrying amount, ending balance	9,165,071	16,804,351
Expected credit loss allowance, beginning balance	3,560,443	2,234,009
Expected credit loss allowance related to sundry debtors, ending balance	1,003,706	3,560,443
Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,203,404	10,546,801
Expected credit loss allowance	1,056,197	2,695,300
Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(7,808,736)	(10,998,516)
Expected credit loss allowance	(1,862,268)	(549,480)
Stage 2 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(6,465,149)	(12,586,028)
Expected credit loss allowance	(1,192,519)	(938,837)
Stage 2 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,033,073	7,291,744
Expected credit loss allowance	323,331	284,247
Stage 2 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(647,746)	(466,819)
Expected credit loss allowance	(253,151)	(73,050)
Stage 2 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(285,289)	(429,464)
Expected credit loss allowance	(117,019)	(84,989)
Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(4,668,837)	(2,984,945)
Expected credit loss allowance	(511,308)	(6,757)
Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	2,214,602	5,102,401
Gross carrying amount, ending balance	2,535,142	2,214,602
Expected credit loss allowance, beginning balance	1,321,473	2,510,995
Expected credit loss allowance related to sundry debtors, ending balance	2,025,722	1,321,473
Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,007,500)	(1,480,596)
Expected credit loss allowance	(435,233)	(812,901)
Stage 3 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(132,696)	(447,702)
Expected credit loss allowance	(81,921)	(218,374)
Stage 3 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(77,579)	(385,656)
Expected credit loss allowance	(41,634)	(169,726)
Stage 3 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	3,505,905	2,134,464
Expected credit loss allowance	2,728,715	1,142,321
Stage 3 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(676,156)	(2,080,269)
Expected credit loss allowance	(433,757)	(1,059,754)
Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,291,434)	(628,040)
Expected credit loss allowance	$ (1,031,921)	$ (71,088)